Net deferred tax position - Summary of Tax Losses Available for Carry-forward (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of tax losses available for carryforward [line items]
Tax losses available for carry-forward	€ 8,933	€ 8,503	€ 7,644
Tax loss carry-forwards on asset disposals	5	€ 5	€ 5
Year 1
Disclosure of tax losses available for carryforward [line items]
Tax losses available for carry-forward	6
Year 2
Disclosure of tax losses available for carryforward [line items]
Tax losses available for carry-forward	7
Year 3
Disclosure of tax losses available for carryforward [line items]
Tax losses available for carry-forward	34
Year 4
Disclosure of tax losses available for carryforward [line items]
Tax losses available for carry-forward	23
Year 5
Disclosure of tax losses available for carryforward [line items]
Tax losses available for carry-forward	126
Year 5 and later
Disclosure of tax losses available for carryforward [line items]
Tax losses available for carry-forward	€ 8,737